Pension Plans and Similar Obligations - Future Benefit Payments (Details) - EUR (€) € in Millions	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023
Pension Plans and Similar Obligations
Weighted average duration of defined benefit obligation	10 years	10 years
Future benefit payments from defined benefit plans	€ 2,803	€ 2,707
Percentage of payments due over five years	73.00%	76.00%
Percentage of payments related to domestic plans	58.00%	55.00%